INCOME TAXES	6 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
INCOME TAXES

NOTE 13. INCOME TAXES

The Company is a BVI business company. The BVI government does not, under existing legislation, impose any income or corporate tax on corporations.

PDS is a U.S. corporation and is subject to U.S. federal, state and local income taxes, as applicable.

iOx is subject to U.K. taxes.

The following is a reconciliation of the U.S. taxes to the effective income tax rates for the six months ended September 30, 2025 and 2024 (in thousands, except percentages):

	Three Months Ended September 30,		Six Months Ended September 30,
	2025	2024	2025	2024
Loss before income taxes	$10,369	$1,362	$11,142	$3,024
Income tax benefit	$–	$–	$–	$3
Effective tax rate	0.00%	0.00%	0.00%	0.10%

The Company’s effective tax rates were 0.00% and 0.10% for the six months ended September 30, 2025 and 2024, respectively.